RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
In the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.

a)	Transactions with the immediate parent
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with the limited partnership agreement. Less than $1 million in director fees were incurred during the year ended December 31, 2017 (2016: less than $1 million, 2015: less than $1 million).

b)	Transactions with other related parties
Since inception, Brookfield Infrastructure has been party to the Master Services Agreement with the Service Provider.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. The Base Management Fee was $230 million for the year ended December 31, 2017 (2016: $158 million, 2015: $126 million). As of December 31, 2017, $64 million was outstanding as payable to the Service Provider (2016: $42 million).
For purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holdings LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
During the year ended December 31, 2017, $6 million was reimbursed at cost to the Service Provider (2016: $5 million, 2015: $8 million). These amounts represent third party costs that were paid for by Brookfield on behalf of Brookfield Infrastructure relating to general and administrative expenses, and acquisition related expenses of Brookfield Infrastructure. These expenses were charged to Brookfield Infrastructure at cost.
As of December 31, 2017, Brookfield Infrastructure had a balance receivable of $20 million from subsidiaries of Brookfield (December 31, 2016: $20 million) and loans payable of $75 million to subsidiaries of Brookfield (December 31, 2016: $75 million). The loans are payable in full between 2018 and 2026 with interest rates ranging from 3.8% to 8.5% per annum.
Brookfield Infrastructure, from time to time, will place or receive funds on deposit with or from Brookfield. As at December 31, 2017, Brookfield Infrastructure’s deposit balance with Brookfield was less than $1 million (December 31, 2016: $255 million) and earned interest of $1 million for year ended December 31, 2017 (2016: less than $1 million, 2015: less than $1 million).
Brookfield Infrastructure’s North American district energy operation provides heating and cooling services and leases office space on market terms with subsidiaries of Brookfield Office Properties Inc. The North American district energy operation also utilizes consulting and engineering services provided by a wholly-owned subsidiary of Brookfield on market terms. For the year ended December 31, 2017, revenues of $8 million were generated (2016: $1 million, 2015: less than $1 million) and expenses of $4 million were incurred (2016: less than $1 million, 2015: less than $1 million).
Brookfield Infrastructure utilizes a wholly-owned subsidiary of Brookfield to negotiate and purchase insurance and assess the adequacy of insurance on behalf of our partnership and certain subsidiaries. During the year ended December 31, 2017, Brookfield Infrastructure paid less than $1 million for these services (2016: less than $1 million, 2015: less than $1 million).
Brookfield Infrastructure’s U.K. port operation provides port marine services on market terms to a subsidiary acquired by Brookfield Business Partners LP during 2017. For the year ended December 31, 2017, $2 million of revenues were generated.